9. Inventories (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories Abstract
At the beginning of the year	R$ (65)	R$ (73)	R$ (75)
Additions	(51)	(79)	(110)
Business combination	(22)
Write-offs / reversal	35	85	111
Deconsolidation Via Varejo	8
Assets held for sale and discontinued operations		2	1
At the end of the year	R$ (95)	R$ (65)	R$ (73)